Income Taxes - Schedule of Reconciliation of Effective Tax Rate (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Major components of tax expense (income) [abstract]
Loss	$ (1,948,568)	$ (2,072,266)	$ (1,042,648)
Total income tax expense
Loss excluding income tax	(1,948,568)	(2,072,266)
Income tax recovery using the Company's tax rate	(526,000)	(544,000)
Non-deductible expenses and other	404,000	561,000
Change in deferred tax rates		(394,000)
Temporary difference booked to reserve	(3,000)	4,000
Deferred income tax assets not recognized	125,000	373,000
Total